Earnings Per Share and Earnings Per Unit (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Unit [Abstract]
Schedule of Basic Earnings Per Share
The Company’s basic earnings per share calculation is as follows:

Period From December 23 - December 31, 2021 (Successor)
Class A
Basic Earnings Per Share:
Numerator
Net income	$33,470

Less: Net loss attributable to non-controlling interests	(968)

Net income attributable to Class A common stock	34,438

Denominator
Weighted average shares of Class A common stock outstanding-basic	50,785,656

Basic Earnings Per Share	$0.68

Schedule of Diluted Earnings Per Share
The Company’s diluted earnings per share calculation is as follows:

Period From December 23 - December 31, 2021 (Successor)
Class A
Diluted Earnings Per Share:
Numerator

Net income attributable to holders of Class A common stock	$33,470

Denominator
Weighted average shares of Class A common stock outstanding-basic	50,785,656

Effect of Dilutive Securities
Assumed exchange for shares of Class A common stock	85,054,317

Weighted average shares of Class A common stock outstanding-diluted	135,839,973

Diluted Earnings Per Share	$0.25

Schedule Of Earnings Per Share, Basic and Diluted

	Period From
	January 1 - December 23, 2021 (Predecessor)	January 1 - December 23, 2021 (Predecessor)
	Class A	Class B
Basic and Diluted Earnings Per Unit:
Numerator
Net (loss)	$(11,690)	$(4,784)
Less: annual dividends on redeemable preferred units	(6,582)	(2,694)

Net (loss) attributable to common unitholders	(18,272)	(7,478)

Denominator
Weighted-average units used to compute basic earnings per unit	5,480,611	2,242,981

Basic and Diluted Earnings Per Unit	$(3.33)	$(3.33)

	Period From
	January 1 - December 31, 2020 (Predecessor)	January 1 - December 31, 2020 (Predecessor)
	Class A	Class B
Basic and Diluted Earnings Per Unit:
Numerator
Net (loss)	$(5,380)	$(2,583)
Less: annual dividends on redeemable preferred units	(4,083)	(1,961)

Net (loss) attributable to common unitholders	(9,463)	(4,544)

Denominator
Weighted-average units used to compute basic earnings per unit	3,531,681	1,696,135

Basic and Diluted Earnings Per Unit	$(2.68)	$(2.68)